Segment Geographical Information And Major Customers (Details) - Schedule of Revenues by Geographic Region - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Geographical Information And Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues	$ 2,909	$ 2,863	$ 3,300
United States [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues	2,089	2,134	2,597
Israel [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues	66	22	101
Rest of the world [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Revenues by Geographic Region [Line Items]
Revenues	$ 754	$ 707	$ 602